CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	$ 0	$ 0
Operating expenses:
General and administrative	3,882,706	2,003,107
Stock-based compensation expense	473,748	273,443
Research and development	1,198,780	633,050
Loss on disposal of property and equipment	0	39,434
Asset impairment adjustment	0	25,320,555
Total operating expenses	5,555,234	28,269,589
Loss from operations	(5,555,234)	(28,269,589)
Other income (expense):
Loss on debt extinguishment, net	0	(224,166)
Gain (loss) on fair value adjustment - derivatives	(60,000)	60,650
Interest expense	(1,420,063)	(141,512)
Amortization of interest - beneficial conversion feature	(835,081)	(1,407,675)
Total other expense, net	(2,315,144)	(1,712,703)
Loss before provision for income taxes	(7,870,378)	(29,982,292)
Provision for income tax	0	0
Net loss	(7,870,378)	(29,982,292)
Net loss attributable to
noncontrolling interest	106	120
Net loss attributable
to SOBR Safe, Inc.	(7,870,272)	(29,982,172)
Dividends on convertible preferred stock	0	(107,880)
Net loss attributable to common stockholders	$ (7,870,272)	$ (30,090,052)
Basic and diluted loss per common share	$ (0.30)	$ (1.95)
Weighted average number of
common shares outstanding	25,975,847	15,399,208